DUE TO BANKS AND CORRESPONDENTS, Item Consists of Due to Banks and Correspondents (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
DUE TO BANKS AND CORRESPONDENTS [Abstract]
International funds and others	S/ 3,519,453	S/ 2,710,224
Promotional credit lines	3,592,008	3,203,263
Due to banks and correspondents	7,111,461	5,913,487
Interest payable	101,485	64,770
Total	S/ 7,212,946	S/ 5,978,257